Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abtsract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred after December 31, 2025 up through the date the Company presented these audited financial statements.